Segment Results - Summary of Results of Operations for Reporting Segments (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Rental revenues	$ 4,081	$ 4,297	$ 16,325	$ 19,043
Total revenues	7,081	4,548	17,579	20,134
Expenses:
Patient care expense	2,203
Facility rent expense	1,640	1,640	6,558	6,645
Cost of management fees	165	151	675	661
Depreciation and amortization	650	776	2,894	3,438
General and administrative expenses	1,036	877	3,373	3,192
Provision (recovery) for doubtful accounts	40	(2)	925	(281)
Other operating expenses	232	224	860	1,017
Total expenses	5,966	3,666	15,285	14,672
Income from operations	1,115	882	2,294	5,462
Other expense (income):
Interest expense, net	687	715	2,777	5,265
Other expense	394	144	121	6
Total other expense (income), net	1,081	859	2,898	588
(Loss) income from continuing operations before income taxes	34	23	(604)	4,874
(Loss) income from continuing operations	34	23	(604)	4,874
(Loss) income from discontinued operations, net of tax	(13)	(37)	(84)	626
Net (loss) income	21	(14)	(688)	5,500
Real Estate Services
Revenues:
Rental revenues	4,081	4,297
Total revenues	4,391	4,548
Expenses:
Facility rent expense	1,342	1,640
Cost of management fees	165	151
Depreciation and amortization	648	776
General and administrative expenses	899	877
Provision (recovery) for doubtful accounts		(2)
Other operating expenses	232	224
Total expenses	3,286	3,666
Income from operations	1,105	882
Other expense (income):
Interest expense, net	681	715
Other expense	394	144
Total other expense (income), net	1,075	859
(Loss) income from continuing operations before income taxes	30	23
(Loss) income from continuing operations	30	23
(Loss) income from discontinued operations, net of tax	(13)	(37)
Net (loss) income	17	(14)
Healthcare Services
Revenues:
Total revenues	2,690
Expenses:
Patient care expense	2,203
Facility rent expense	298
Depreciation and amortization	2
General and administrative expenses	137
Provision (recovery) for doubtful accounts	40
Total expenses	2,680
Income from operations	10
Other expense (income):
Interest expense, net	6
Total other expense (income), net	6
(Loss) income from continuing operations before income taxes	4
(Loss) income from continuing operations	4
Net (loss) income	4
Patient Care Revenues
Revenues:
Patient care, management fees and other revenues	2,690
Patient Care Revenues | Healthcare Services
Revenues:
Patient care, management fees and other revenues	2,690
Management Fees
Revenues:
Patient care, management fees and other revenues	248	244	1,001	995
Management Fees | Real Estate Services
Revenues:
Patient care, management fees and other revenues	248	244
Other Revenues
Revenues:
Patient care, management fees and other revenues	62	7	$ 253	$ 96
Other Revenues | Real Estate Services
Revenues:
Patient care, management fees and other revenues	$ 62	$ 7